VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 7.3%
Alumina Ltd. #	53,283	$80,279
Ampol Ltd. #	2,281	52,003
APA Group # †	11,701	93,327
Bega Cheese Ltd. # †	33,594	120,598
BHP Group Ltd. # †	110,210	4,263,361
BlueScope Steel Ltd. #	11,310	176,494
Costa Group Holdings Ltd. #	55,604	132,245
Elders Ltd. #	18,737	186,610
Evolution Mining Ltd. # †	50,342	166,742
Fortescue Metals Group Ltd. #	35,592	549,052
Glencore Plc (GBP) #	135,914	886,372
GrainCorp Ltd. #	27,342	173,646
IGO Ltd. #	14,940	156,724
Lynas Rare Earths Ltd. # * †	20,230	161,854
Newcrest Mining Ltd. #	24,248	491,724
Northern Star Resources Ltd. # †	34,285	277,580
Nufarm Ltd./Australia #	38,383	181,479
Origin Energy Ltd. #	20,038	93,602
OZ Minerals Ltd. # †	7,064	141,376
Rio Tinto Plc (GBP) #	24,079	1,929,430
Rural Funds Group #	46,216	101,602
Santos Ltd. #	35,540	206,784
Select Harvests Ltd. # †	14,695	58,895
South32 Ltd. #	104,688	399,357
Washington H Soul Pattinson & Co. Ltd. # †	2,664	57,022
Woodside Petroleum Ltd. #	11,070	266,970
		11,405,128
Austria: 0.3%
Andritz AG # *	2,090	97,082
Mayr Melnhof Karton AG #	271	48,593
OMV AG #	1,659	79,730
Verbund AG #	1,252	132,981
voestalpine AG #	2,835	84,847
		443,233
Brazil: 3.7%
Adecoagro SA (USD) *	12,581	151,979
BrasilAgro - Co. Brasileira de Propriedades Agricolas	6,600	44,251
BRF SA (ADR) *	67,475	267,876
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	3,590	35,290
Cia Siderurgica Nacional SA (ADR) †	14,300	77,506
Cosan SA	13,850	68,930
CSN Mineracao SA	12,400	15,735
Dexco SA	10,300	31,819
Engie Brasil Energia SA	2,650	24,113
Gerdau SA (ADR)	25,729	165,438
Klabin SA	34,550	175,369
Minerva SA	32,700	87,118
Neoenergia SA	6,200	22,467
Petroleo Brasileiro SA (ADR)	21,026	311,185
SLC Agricola SA	10,865	113,864
Suzano SA	22,900	265,772
Vale SA (ADR)	103,168	2,062,328
	Number of Shares	Value
Brazil (continued)
Wheaton Precious Metals Corp. (USD)	13,511	$642,853
Yamana Gold, Inc. (USD)	28,567	159,404
Yara International ASA (NOK) #	20,334	1,023,833
		5,747,130
British Virgin Islands: 0.0%
Japfa Ltd. (SGD) #	48,200	24,664
Nine Dragons Paper Holdings Ltd. (HKD) #	48,457	42,088
		66,752
Canada: 10.7%
Agnico Eagle Mines Ltd. (USD)	7,303	447,236
Alamos Gold, Inc.	11,781	99,036
Algonquin Power & Utilities Corp. †	7,056	109,536
AltaGas Ltd.	3,200	71,734
ARC Resources Ltd.	7,518	100,758
B2Gold Corp.	31,439	144,478
Ballard Power Systems, Inc. * †	2,400	27,957
Barrick Gold Corp. (USD)	52,959	1,299,084
Boralex, Inc. †	1,068	34,646
Cameco Corp. (USD)	9,027	262,686
Canadian Natural Resources Ltd. (USD) †	13,203	818,322
Canadian Solar, Inc. (USD) * †	482	17,043
Canadian Utilities Ltd. †	1,385	42,491
Canfor Corp. *	1,879	38,752
Cenovus Energy, Inc.	15,693	261,833
Emera, Inc.	3,011	149,387
Enbridge, Inc. (USD) †	23,362	1,076,754
Equinox Gold Corp. *	7,881	65,115
First Majestic Silver Corp. †	6,727	88,487
Franco-Nevada Corp.	5,696	907,219
Innergex Renewable Energy, Inc. †	1,922	30,591
Ivanhoe Mines Ltd. * †	12,620	117,809
Kinross Gold Corp. (USD)	37,035	217,766
Lundin Gold, Inc. *	1,963	16,423
Methanex Corp. †	779	42,516
Northland Power, Inc. †	2,217	73,767
Novagold Resources, Inc. (USD) *	7,296	56,398
Nutrien Ltd. (USD)	69,536	7,231,049
Osisko Gold Royalties Ltd. †	4,956	65,429
Pan American Silver Corp. (USD)	6,328	172,754
Pembina Pipeline Corp. †	6,342	238,488
SSR Mining, Inc. (USD)	6,305	137,134
Stella-Jones, Inc.	1,562	46,983
Suncor Energy, Inc. (USD)	16,620	541,646
Sundial Growers, Inc. (USD) * †	253,874	177,712
TC Energy Corp. (USD)	11,197	631,735
Teck Resources Ltd. (USD)	10,783	435,525
Tourmaline Oil Corp.	3,587	165,415
TransAlta Renewables, Inc. †	1,122	16,600
West Fraser Timber Co. Ltd. †	2,432	200,277
		16,678,571

1

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Cayman Islands: 0.0%
Lee & Man Paper Manufacturing Ltd. (HKD) #	38,200	$19,825
Chile: 0.9%
Empresas CMPC SA	34,575	64,016
Lundin Mining Corp. (CAD)	14,335	145,410
Sociedad Quimica y Minera de Chile SA (ADR)	14,250	1,219,800
		1,429,226
China: 1.7%
Aluminum Corp. of China Ltd. (HKD) # *	86,000	49,790
Angang Steel Co. Ltd. (HKD) #	30,340	13,853
Astra Agro Lestari Tbk PT (IDR) #	47,900	41,769
Beijing Enterprises Water Group Ltd. (HKD) #	42,300	12,945
China Coal Energy Co. Ltd. (HKD) #	24,400	18,249
China Gas Holdings Ltd. (HKD) #	29,900	38,119
China Hongqiao Group Ltd. (HKD) # †	52,400	68,857
China Longyuan Power Group Corp. Ltd. (HKD) #	33,429	75,158
China Molybdenum Co. Ltd. (HKD) #	82,200	42,268
China Petroleum & Chemical Corp. (HKD) #	285,327	141,820
China Resources Gas Group Ltd. (HKD) #	10,000	42,099
China Shenhua Energy Co. Ltd. (HKD) #	39,091	124,465
ENN Energy Holdings Ltd. (HKD) #	8,900	132,962
Guangdong Investment Ltd. (HKD) #	29,500	40,202
Hong Kong & China Gas Co. Ltd. (HKD) #	125,205	151,274
Jiangxi Copper Co. Ltd. (HKD) #	24,600	40,700
Kunlun Energy Co. Ltd. (HKD) #	42,700	36,912
Maanshan Iron & Steel Co. Ltd. (HKD) #	26,100	10,422
PetroChina Co. Ltd. (HKD) #	239,940	121,875
Power Assets Holdings Ltd. (HKD)	15,700	102,342
Shandong Chenming Paper Holdings Ltd. (HKD) # †	12,000	4,742
Shandong Gold Mining Co. Ltd. (HKD) 144A # †	23,000	45,943
Sinofert Holdings Ltd. (HKD) # * †	218,300	36,865
United Tractors Tbk PT (IDR) #	17,200	30,530
Wilmar International Ltd. (SGD) #	243,564	844,763
Xinyi Solar Holdings Ltd. (HKD) #	44,000	76,595
Yankuang Energy Group Co. Ltd. (HKD) # †	17,200	50,867
Zhaojin Mining Industry Co. Ltd. (HKD) #	34,400	30,301
	Number of Shares	Value
China (continued)
Zijin Mining Group Co. Ltd. (HKD) #	162,861	$247,032
		2,673,719
Cyprus: 0.0%
Novolipetsk Steel PJSC (USD) (GDR)	2,691	27
Czech Republic: 0.1%
CEZ AS #	1,790	75,468
Denmark: 0.6%
Bakkafrost P/F (NOK) #	6,185	417,688
Orsted AS 144A # *	1,987	250,157
Vestas Wind Systems A/S #	10,028	295,875
		963,720
Egypt: 0.2%
Abou Kir Fertilizers & Chemical Industries #	40,935	55,551
Centamin Plc (GBP) #	34,335	41,039
Egypt Kuwait Holding Co. SAE # *	140,600	168,273
		264,863
Finland: 0.4%
Metsa Board Oyj # †	5,274	53,706
Neste Oyj #	4,783	219,334
Stora Enso Oyj #	18,477	364,568
		637,608
France: 1.1%
Neoen SA 144A # *	584	24,953
SunPower Corp. (USD) *	837	17,979
TotalEnergies SE # †	28,252	1,437,809
Veolia Environnement SA #	7,129	229,903
Voltalia SA # *	281	5,725
		1,716,369
Germany: 0.9%
Aurubis AG #	633	75,789
E.ON SE #	23,276	271,988
Encavis AG #	1,130	23,697
K+S AG # *	23,874	722,441
Nordex SE # *	1,041	18,132
Siemens Energy AG #	4,862	111,254
Siemens Gamesa Renewable Energy SA # * †	2,356	41,562
Suedzucker AG #	7,894	102,173
Uniper SE #	1,054	27,387
VERBIO Vereinigte BioEnergie AG #	332	25,685
		1,420,108
Hungary: 0.0%
MOL Hungarian Oil & Gas Plc #	4,063	35,919
India: 0.8%
Reliance Industries Ltd. (USD)144A (GDR) #	17,941	1,230,822
Indonesia: 0.2%
Golden Agri-Resources Ltd. (SGD) #	633,319	142,217
Indah Kiat Pulp & Paper Tbk PT #	80,800	44,367

2

	Number of Shares	Value
Indonesia (continued)
Merdeka Copper Gold Tbk PT # *	461,400	$144,950
Pabrik Kertas Tjiwi Kimia Tbk PT #	39,200	19,157
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	340,400	33,474
		384,165
Ireland: 0.2%
Smurfit Kappa Group Plc (GBP) #	8,060	359,109
Israel: 0.7%
Energix-Renewable Energies Ltd. #	2,385	9,102
Enlight Renewable Energy Ltd. # *	9,843	23,047
ICL Group Ltd. #	86,780	1,031,555
		1,063,704
Italy: 0.4%
ACEA SpA #	447	8,255
Eni SpA #	28,423	416,897
ERG SpA #	578	19,279
Snam SpA #	23,379	135,596
		580,027
Japan: 4.4%
Chubu Electric Power Co., Inc. # †	8,200	85,124
Daio Paper Corp. # †	3,200	41,459
ENEOS Holdings, Inc. #	35,500	133,124
Hitachi Metals Ltd. # * †	4,517	75,798
Hokuto Corp. # †	2,500	39,167
Idemitsu Kosan Co. Ltd. # †	2,300	63,591
Inpex Corp. #	11,100	130,899
JFE Holdings, Inc. # †	11,964	167,930
Kubota Corp. #	146,800	2,759,931
Kumiai Chemical Industry Co. Ltd. #	11,100	80,261
Kurita Water Industries Ltd. # †	1,065	39,428
Maruha Nichiro Corp. #	5,636	110,686
NH Foods Ltd. # †	12,600	429,259
Nippon Sanso Holdings Corp. #	1,900	36,234
Nippon Steel Corp. #	19,500	345,105
Nippon Suisan Kaisha Ltd. #	35,614	160,032
Nissan Chemical Corp. #	16,200	953,113
Nisshin Seifun Group, Inc. # †	29,950	419,099
Oji Holdings Corp. # †	28,976	144,188
Rengo Co. Ltd. #	6,570	42,094
Sakata Seed Corp. #	4,100	124,661
Sumitomo Forestry Co. Ltd. #	5,183	91,601
Sumitomo Metal Mining Co. Ltd. #	5,600	284,569
Tokyo Gas Co. Ltd. # †	4,900	89,975
		6,847,328
Kazakhstan: 0.0%
NAC Kazatomprom JSC (USD) (GDR) #	1,471	46,571
	Number of Shares	Value
Kyrgyzstan: 0.0%
Centerra Gold, Inc. (CAD)	6,610	$65,039
Liechtenstein: 0.1%
Antofagasta Plc (GBP) #	7,601	165,539
Luxembourg: 0.1%
ArcelorMittal SA #	4,131	133,098
Malaysia: 0.6%
Genting Plantations Bhd	28,051	57,039
HAP Seng Consolidated Bhd	71,300	126,838
IOI Corp. Bhd #	187,094	182,988
Kuala Lumpur Kepong Bhd	36,178	216,823
Petronas Dagangan Bhd #	1,400	6,788
Petronas Gas Bhd #	5,900	23,354
PPB Group Bhd	53,100	215,949
Press Metal Aluminium Holdings Bhd #	66,100	97,307
		927,086
Mexico: 0.6%
Fresnillo Plc (GBP) #	5,539	53,147
Gruma SAB de CV	23,760	298,043
Grupo Mexico SAB de CV	68,864	410,932
Industrias Penoles SAB de CV	3,682	46,397
Southern Copper Corp. (USD)	1,929	146,411
		954,930
Netherlands: 0.5%
OCI NV # *	9,724	345,287
Tenaris SA (ADR)	5,220	156,965
Ternium SA (ADR) †	4,452	203,234
		705,486
Norway: 1.5%
Equinor ASA #	12,352	464,339
Mowi ASA #	54,823	1,486,814
NEL ASA # * †	15,184	25,674
Norsk Hydro ASA #	30,500	298,362
		2,275,189
Peru: 0.0%
Cia de Minas Buenaventura SAA (ADR) *	6,413	64,579
Poland: 0.1%
KGHM Polska Miedz SA #	3,084	126,284
Polski Koncern Naftowy ORLEN SA #	3,355	60,706
Polskie Gornictwo Naftowe i Gazownictwo SA #	18,655	27,651
		214,641
Portugal: 0.1%
EDP Renovaveis SA #	2,522	65,217
Galp Energia SGPS SA #	5,356	68,106
Navigator Co. SA #	6,705	25,105
		158,428
Russia: 0.0%
Evraz Plc (GBP)	10,824	0
Gazprom PJSC (ADR) #∞	62,760	628
LUKOIL PJSC (ADR) #∞	3,739	37
MMC Norilsk Nickel PJSC (ADR) #∞	12,857	128
Novatek PJSC (USD) (GDR) #∞	1,958	20

3

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia (continued)
PhosAgro PJSC (USD) (GDR) #∞	13,959	$140
Polyus PJSC (USD) (GDR) #∞	1,669	17
Raspadskaya OJSC #∞	4,135	0
Ros Agro Plc (USD) (GDR) #∞	4,076	41
Rosneft Oil Co. PJSC (USD) (GDR) #∞	13,000	130
Severstal PAO (USD) (GDR) #∞	4,118	41
Surgutneftegas PJSC (ADR) #∞	37,143	371
Tatneft PJSC (ADR) #∞	2,680	27
		1,580
Saudi Arabia: 0.0%
S-Oil Corp. (KRW) #	479	38,006
Singapore: 0.6%
Charoen Pokphand Indonesia Tbk PT (IDR) #	899,800	353,526
First Resources Ltd. #	55,200	83,338
Olam Group Ltd. *	336,109	434,618
		871,482
South Africa: 2.0%
Anglo American Platinum Ltd.	1,670	229,316
Anglo American Plc (GBP) #	28,296	1,473,685
Gold Fields Ltd. (ADR)	21,084	325,959
Harmony Gold Mining Co. Ltd. (ADR)	16,298	81,979
Impala Platinum Holdings Ltd. # †	23,736	365,352
Northam Platinum Holdings Ltd. # *	9,896	146,794
Omnia Holdings Ltd.	20,459	105,288
Royal Bafokeng Platinum Ltd. †	2,338	25,840
Sasol Ltd. # *	4,609	111,427
Sibanye Stillwater Ltd. # †	79,365	319,124
		3,184,764
South Korea: 0.6%
Coway Co. Ltd. #	573	32,298
CS Wind Corp. #	247	12,802
Hyundai Steel Co. #	1,937	65,782
Korea Zinc Co. Ltd. #	207	99,640
POSCO Holdings, Inc. #	1,938	464,875
SK Innovation Co. Ltd. #	662	116,133
SK, Inc. #	557	110,380
		901,910
Spain: 0.2%
Atlantica Sustainable Infrastructure Plc (USD) †	662	23,216
Enagas SA # †	2,383	53,224
Repsol SA #	15,861	208,968
		285,408
Sweden: 1.0%
BillerudKorsnas AB #	5,722	85,549
Boliden AB #	6,078	309,337
Holmen AB # †	2,912	163,991
Husqvarna AB # †	51,173	538,577
Lundin Energy AB # †	1,806	76,480
SSAB AB # *	13,989	93,976
Svenska Cellulosa AB SCA # †	15,637	306,339
		1,574,249
	Number of Shares	Value
Taiwan: 0.4%
China Steel Corp. #	255,472	$344,437
Formosa Petrochemical Corp. #	12,920	42,405
Taiwan Fertilizer Co. Ltd. #	87,200	221,871
		608,713
Tanzania: 0.2%
AngloGold Ashanti Ltd. (ADR)	10,542	249,740
Thailand: 0.2%
B Grimm Power PCL (NVDR) #	9,700	10,245
Energy Absolute PCL (NVDR) #	22,000	64,570
PTT Exploration & Production PCL (NVDR) #	13,600	58,597
PTT PCL (NVDR) #	141,700	163,299
		296,711
Turkey: 0.1%
Eldorado Gold Corp. (USD) *	4,996	56,005
Eregli Demir ve Celik Fabrikalari TAS #	30,957	67,884
Gubre Fabrikalari TAS *	6,667	36,272
Hektas Ticaret TAS # *	43,977	52,959
		213,120
United Kingdom: 4.2%
BP Plc #	225,355	1,107,299
Centrica Plc # *	66,462	69,682
Ceres Power Holdings Plc # * †	1,102	10,601
CNH Industrial NV (USD)	123,471	1,958,250
DS Smith Plc #	41,860	176,453
Endeavour Mining Plc (CAD)	5,538	137,491
ITM Power Plc # * †	4,185	19,316
Kumba Iron Ore Ltd. (ZAR) # †	2,183	96,970
Mondi Plc #	15,108	294,338
Pennon Group Plc #	2,926	41,275
Severn Trent Plc #	2,283	92,225
Shell Plc #	88,604	2,434,067
United Utilities Group Plc #	6,804	100,421
		6,538,388
United States: 52.1%
A.O. Smith Corp.	1,363	87,082
Advanced Drainage Systems, Inc.	670	79,603
AGCO Corp.	7,613	1,111,726
Alcoa Corp.	4,132	372,004
Ameresco, Inc. * †	327	25,996
American States Water Co.	385	34,273
American Vanguard Corp.	3,353	68,133
American Water Works Co., Inc.	1,888	312,521
Andersons, Inc.	3,968	199,432
Antero Resources Corp. *	3,156	96,353
APA Corp.	3,560	147,135
Archer-Daniels-Midland Co.	69,149	6,241,389
Atmos Energy Corp.	1,510	180,430
Baker Hughes Co.	10,444	380,266
Boise Cascade Co.	1,223	84,962
Bunge Ltd.	17,095	1,894,297
California Water Service Group	559	33,138
Cal-Maine Foods, Inc.	4,672	257,988
CF Industries Holdings, Inc.	20,711	2,134,476
Cheniere Energy, Inc.	2,865	397,232
Chesapeake Energy Corp. †	1,020	88,740

4

	Number of Shares	Value
United States (continued)
Chevron Corp.	22,251	$3,623,130
Clearway Energy, Inc.	851	31,070
Cleveland-Cliffs, Inc. *	10,323	332,504
Commercial Metals Co.	2,706	112,624
ConocoPhillips	15,017	1,501,700
Continental Resources, Inc.	211	12,941
Corteva, Inc.	90,618	5,208,723
Coterra Energy, Inc.	9,194	247,962
Darling Ingredients, Inc. *	19,853	1,595,784
Deere & Co.	31,903	13,254,420
Devon Energy Corp.	7,263	429,461
Diamondback Energy, Inc.	2,025	277,587
Elanco Animal Health, Inc. *	56,650	1,477,998
EOG Resources, Inc.	5,534	659,819
EQT Corp.	3,820	131,446
Essential Utilities, Inc.	2,231	114,071
Evoqua Water Technologies Corp. *	1,253	58,866
Exxon Mobil Corp.	48,879	4,036,917
Farmland Partners, Inc.	4,934	67,842
First Solar, Inc. *	982	82,233
FMC Corp.	15,523	2,042,361
Franklin Electric Co., Inc.	405	33,631
Freeport-McMoRan, Inc.	32,710	1,626,995
Fresh Del Monte Produce, Inc.	4,271	110,662
FuelCell Energy, Inc. *	3,697	21,295
Graphic Packaging Holding Co.	9,556	191,502
GrowGeneration Corp. * †	6,415	59,082
Halliburton Co.	9,608	363,855
Hecla Mining Co.	15,854	104,161
Hess Corp.	3,214	344,027
HF Sinclair Corp. *	1,862	74,201
Howmet Aerospace, Inc.	9,469	340,316
Hydrofarm Holdings Group, Inc. * †	4,731	71,675
Imperial Oil Ltd.	2,268	109,590
Ingredion, Inc.	8,231	717,332
International Paper Co.	10,350	477,652
Intrepid Potash, Inc. *	1,002	82,304
Itron, Inc. *	469	24,707
Kinder Morgan, Inc.	22,746	430,127
Lindsay Corp.	1,348	211,649
Louisiana-Pacific Corp.	2,666	165,612
LSB Industries, Inc. *	10,181	222,353
Marathon Oil Corp.	7,540	189,329
Marathon Petroleum Corp.	6,210	530,955
Matador Resources Co.	1,263	66,914
Mission Produce, Inc. *	5,108	64,616
Mosaic Co.	45,532	3,027,878
National Fuel Gas Co.	1,030	70,761
New Fortress Energy, Inc. †	955	40,693
Newmont Corp.	22,383	1,778,329
NextEra Energy, Inc.	20,618	1,746,551
NiSource, Inc.	4,346	138,203
NOV, Inc.	4,481	87,872
Nucor Corp.	6,043	898,292
Occidental Petroleum Corp.	10,769	611,033
ONEOK, Inc.	5,093	359,719
	Number of Shares	Value
United States (continued)
Ormat Technologies, Inc. †	582	$47,625
Ovintiv, Inc.	2,766	149,558
Packaging Corp. of America	2,879	449,441
PDC Energy, Inc.	1,089	79,148
Pentair Plc	1,422	77,087
PG&E Corp. *	17,398	207,732
Phillips 66	3,993	344,955
Pilgrim's Pride Corp. *	6,078	152,558
Pioneer Natural Resources Co.	2,770	692,583
Plug Power, Inc. * †	5,462	156,268
PotlatchDeltic Corp.	2,106	111,049
Primo Water Corp.	1,639	23,356
Range Resources Corp. *	2,764	83,970
Ranpak Holdings Corp. *	2,294	46,866
Rayonier, Inc.	4,523	185,986
Reliance Steel & Aluminum Co.	1,387	254,306
Reliance Worldwide Corp. Ltd. (AUD) #	8,050	25,507
Renewable Energy Group, Inc. *	512	31,053
Royal Gold, Inc.	1,578	222,940
Schlumberger NV	15,373	635,059
Scotts Miracle-Gro Co. †	4,992	613,816
Seaboard Corp.	32	134,576
SJW Group	279	19,413
SolarEdge Technologies, Inc. *	550	177,303
Southern Co.	12,673	918,919
Steel Dynamics, Inc.	4,203	350,656
Targa Resources Corp.	2,579	194,637
The Williams Companies, Inc.	13,310	444,687
Toro Co.	11,284	964,669
Tractor Supply Co.	13,967	3,259,479
Tyson Foods, Inc.	35,746	3,203,914
UGI Corp.	2,386	86,421
United States Steel Corp. †	5,924	223,572
Valero Energy Corp.	4,436	450,431
Vital Farms, Inc. *	2,865	35,411
Watts Water Technologies, Inc.	287	40,062
Westrock Co.	8,245	387,762
Weyerhaeuser Co.	20,671	783,431
Xylem, Inc.	1,876	159,948
		81,346,662
Zambia: 0.3%
First Quantum Minerals Ltd. (CAD)	12,537	434,411
Total Common Stocks (Cost: $124,395,361)		156,298,551

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $1,807,085)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	1,807,085	1,807,085

5

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Total Investments: 101.3% (Cost: $126,202,446)		$158,105,636
Liabilities in excess of other assets: (1.3)%		(2,066,169)
NET ASSETS: 100.0%		$156,039,467

Definitions:
ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,919,320 which represents 29.4% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $11,476,662.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,551,875, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.2%	$3,442,460
Consumer Staples	14.2	22,187,225
Energy	21.0	32,744,822
Health Care	1.1	1,655,710
Industrials	14.7	22,998,422
Information Technology	0.2	395,860
Materials	41.1	64,297,383
Real Estate	0.8	1,249,911
Utilities	4.7	7,326,758
	100.0%	$156,298,551
6